Derivative instruments and hedging activities - Schedule of derivatives designated as hedging instruments and hedged items (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 26	¥ (6)	¥ (8)
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	26	(6)	1
Hedged Items [Member] | Non-trading debt securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	0		(9)
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(26)	6	8
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(26)	6	(1)
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 0		¥ 9